UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-8255

Exact name of registrant
as specified in charter:	The World Funds, Inc.

Address of principal
executive offices:	8730 Stony Point Parkway
Suite 205
Richmond, VA 23235
Name and address
of agent for service:	Jones & Keller, P.C.
1999 Broadway, Suite 3150
Denver, CO. 80202

Registrant’s telephone number,
including area code:	(800) 527-9525

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item #1.  Reports to Stockholders.

EUROPEAN EQUITY FUND

Semi-Annual Report to Shareholders

A series of The World Funds, Inc.
A “Series” Investment Company

For the Six Months Ended
June 30, 2013 (unaudited)

European Equity Fund
Semi-Annual Report Letter to Shareholder (unaudited)

For the six months ended June 30, 2013, the Fund delivered positive absolute returns but underperformed its benchmark. The Fund returned 1.81%, while the MSCI Europe Index returned 2.18%.

Market News
The first half of 2013 has seen turbulence in the markets. We think this turbulence has been driven by changes in outlook for the world’s largest economies, and where they stand in the economic cycle. This fluctuating outlook combined with the specter of higher developed market interest rates has led to volatility across the fixed income and equity markets, as well as sharp falls in a number of emerging market currencies. We see the current positioning as:

1)	U.S. economic momentum continues to build.
2)	China hints investment-led growth will slow.
3)	Japan pump-primes again, but structural reforms remain a hope.
4)	European Union remains stuck without an apparent solution.

Separately, we have seen a number of emerging and frontier markets facing large public demonstrations. The demonstrations appear conceptually split between those protesting for policy change and those for change in government. There may be dissatisfaction with policy in Brazil, China and South Africa, but there appears to be broader discontent with the government itself in countries such as Russia, Turkey, Egypt and Venezuela. Brazilian President Dilma Rousseff’s comment, "My government is listening to democratic voices. We must learn to hear the voices of the street,” stands in sharp contrast to some of the harsh comments from Turkish Prime Minister Recep Tayyip Erdogan towards Turkish protesters.

The Chairman of the U.S. central bank, the Federal Reserve, explained that Fed officials are seeing economic recovery gaining momentum in the U.S. As a result, the Fed plans to pull back its bond buying program to allow interest rates to return towards market equilibrium, although initially it plans to calibrate any rate increases with economic strength. A broad based recovery in the U.S. residential housing market appears to be an important catalyst behind the Fed’s view. The S&P/Case Shiller 20 city home price index rose 12% in April 2013 year-over-year. It was the 11th straight monthly rise, and all 20 cities showed higher prices. The large U.S. banks reported solid first quarter numbers with falling legal costs, lower credit card losses, and growth in commercial loans more than offsetting lower income from residential mortgage refinancing.

The prize for most dramatic government action goes to Japan. The start of an aggressive quantitative easing program led to a spectacular rise and then fall in the Japanese stock market, accompanied by a falling yen against all the major

European Equity Fund
Semi-Annual Report Letter to Shareholder (unaudited) (continued)

currencies. Shinzo Abe’s LDP government announced three sets of initiatives, or arrows as they marketed it, that they will use to spur the economy into growth: First, monetary to egg inflation up towards 2% and the central bank has started buying government bonds aggressively. Second, fiscal spending to support investment across the economy. Third, intention to make structural economic changes to allow companies a greater opportunity to grow and improve the efficiency of the economy through increased flexibility – widely hoped to refer to areas such as labor costs and breaking open certain protected markets. The market sold off on the speech focused on the third arrow that came in offering little that was new. The government may take a second go at the third arrow post the July upper house elections – so we wait patiently to see.

Markets around the world began to adjust to the idea of rates rising in the U.S. at the same time the Chinese are slowing their investment-led growth. Countries such as South Korea, Thailand, and Brazil, which have benefited from both strong demand for their exports to China and foreign portfolio investment, have seen their markets and currencies sell off sharply. While the markets have reacted strongly, we have not seen significant negative changes at the economic level across the major economies beyond expectations. The governments of many of these affected countries have been sensible in their funding. The vast majority of their outstanding debt has reasonable maturities and is denominated in local currencies.

Europe still appears stuck in a rut without a clear solution to the internal imbalances created by a single currency without a federal tax. Demand from Europe remains subdued, and we do not anticipate a quick return to growth for a number of years while it restructures to adjust income levels of its workers to close the gap with some of its newer members and low priced external competition. We have seen little sign of improvement across the Eurozone that has made us feel any more comfortable with the regulation risks of its struggling economies.

The slowing German economy has tracked that of China, albeit at a lower level. In June, the Bundesbank, Germany’s central bank, lowered its 2013 growth forecast to 0.3% despite the benefits of low interest rates on residential construction and commercial investment. France, the second largest Eurozone economy, is also hovering around zero growth in real terms and the government’s 2013 growth forecast currently stands at 0.1%. However, unlike his German neighbors, Francois Hollande, the French president, faces a difficult political task in restructuring the future liabilities of his country’s pensions in line with what the country will want to afford. According to The 2012 Ageing Report, published by the European Commission, French public pension expense stood at 14.6% of GDP in 2010 – the second highest within the EU and well above the EU27 average of 11.3%.

European Equity Fund
Semi-Annual Report Letter to Shareholder (unaudited) (continued)

The UK’s economy is plodding along in the right direction despite some stiff political challenges the government’s been wallowing in that include trying to get Royal Bank of Scotland and Lloyds off its books, in or out of the EU and how to keep or let go of Scotland. But some positive signs are showing: confidence is basically what seems to be driving it as the savings ratio has fallen to 4.2%, the lowest since 2009, while at the same time inflation is biting into household income that is not rising in real terms. The adjusted first quarter figures showed rising net trade, household spending and private sector investment into housing led to 0.3% GDP growth.

Greece was lowered by MSCI from developed to emerging market status – the first time MSCI has relegated a developed market country.

In China, authorities seem to have started implementing a path towards a lower and more sustainable growth rate, as they had previously announced their 12th five-year plan back in 2011 when it set a base line GDP growth target of 7%. While we still do not understand why the country needs 7% growth specifically, we feel the growth does need to slow as the capital investment growth bridge between export and consumer led growth is capital intensive and has led to a sharp increase in debt to GDP. We read the recent tugging on the money supply purse strings, which had led to a spike in overnight rates, as a heads up to bankers that a tighter environment lies ahead. Ratings agency Fitch downgraded China during the second quarter, partly over concerns of the country’s credit ratio.

Outlook
Despite market turbulence, we do not believe there have been any significant changes that would negatively affect the quality growth companies we hold at the operating level. One of the core drivers of the market turbulence has been the strength of the U.S. market.

New Members
On July 1st, the EU took on its 28th member: Croatia. The last to join were Bulgaria and Romania that joined, some may argue a tad prematurely, in 2007. Croatia started negotiations on joining the EU in 2005, along with Turkey. Croatia has not generated positive GDP growth since 2008 and the country’s unemployment rate is around the 20% mark. Its joining is a good reminder that the EU is a political union first and foremost. When the EU started life as the European Coal and Steel Community in 1951 with just six members, its central reason for its existence was to support European stability and reintegration post the Second World War.

In many ways, the EU – with its foundations rooted in security, mutual respect for democracy and cultural differences – has been a dramatic success. The single currency, however, is not so forgiving.

European Equity Fund
Semi-Annual Report Letter to Shareholder (unaudited) (continued)

For us, the challenging question of the Eurozone’s economic future, especially for the peripheral economies, is not so much when the “crisis” will pass, but what the post-crisis will look like for the people who live there. We find it hard to imagine many of these well educated and ambitious people will want to work and save for the future in an economy with poor prospects and few well paid jobs. We do not see how these economies can industrialize overnight to provide the value add needed to share a currency with the industrial might of countries such as Germany and France. At the same time, we do not see willingness from the rich industrialized nations to be part of a fiscal union that will allow a flow of wealth to be transferred from the richer to poorer states (countries), as already happens within individual countries (e.g., Italian transfers from north to south, Spanish north to Andalucia, etc.). At this point, we do not see a bounce in European growth, but rather a slow rebalancing. However, there are many high quality European companies with strong franchises and long established global operations.

In the near term, valuations of companies with substantial exposure to weakening emerging market currencies should see income translation diluting reported earnings that will likely result in lower share prices. However, when the opportunities are seen in a five-to-ten-year context, the near term sell-off has produced a number of investment opportunities, in our view. As the markets sell off, we sense more high quality investment opportunities are being created rather than destroyed.

We feel the currency falls against the U.S. dollar and Euro are healthy rebalances following several years of strong portfolio inflows across the emerging markets that had led to a number of governments struggling to control their currency and seeing their domestic industry suffering either as exporters or facing strong price competition in their domestic markets from imports.

We think that powerful long term secular drivers from growing consumption in emerging markets will continue to support a number of growth opportunities for European companies across the globe, particularly in consumer staples (Nestle, Unilever, SABMiller) and health related demand such as eyewear (Essilor International, Luxottica Group).

Within the developed world, we believe there continue to be a number of attractive growth markets, as well as market shifts taking place where well placed companies will be positioned to offer long term investors an opportunity to grow their savings with underlying profits growth. These areas include:
•	Demand for synthetic insulin, which is driven by increasingly sedentary lifestyles and a market protected by significant barriers from economies of scale (Novo Nordisk, Denmark)
•	Demand for testing and verification as regulations and outsourced production grow (Bureau Veritas, France)

European Equity Fund
Semi-Annual Report Letter to Shareholder (unaudited) (continued)

Sector Comments

Consumer Discretionary
Our holdings in the Consumer Discretionary sector made positive contributions to absolute and relative performance during the six months ended June 30, 2013.

Energy
Stock selection within the Energy sector was a leading contributor to the portfolio’s relative performance during the period. Our underweight to the sector was also beneficial.

Health Care
The portfolio’s underweight exposure to the Health Care sector hurt performance during the period, as did our stock selection.

Financials
Our selection of Financials names was a leading detractor from performance during the six-month period.

Stocks that Helped Performance - Absolute
Barratt Developments, Core Laboratories, Rolls Royce Holdings, Persimmon and Luxottica contributed to performance during the period.

Stocks that Helped Performance - Relative
Barratt Developments, Core Laboratories, Persimmon, Rolls Royce Holdings and Luxottica helped performance during the period.

Stocks that Hurt Performance - Absolute
Fresnillo, Standard Chartered, Statoil, Bureau Veritas and SAP AG detracted from performance during the period.

Stocks that Hurt Performance - Relative
Fresnillo, Roche Holding, Standard Chartered, Bureau Veritas and Vodafone Group*hurt performance during the period.

* This company was not held in the portfolio. When a company that comprises a significant portion of the benchmark index makes a significant gain or loss during a quarter, it can affect the relative performance of the portfolio significantly

European Equity Fund
Semi-Annual Report Letter to Shareholder (continued)

Performance Disclosure
Past performance is not indicative of future results. Any companies described in this commentary may or may not currently represent a position in our client portfolios. Also, any sector and industry weights described in the commentary may or may not have changed since the writing of this commentary. The information and methodology described in this commentary should not be construed as a recommendation to purchase or sell securities. Please contact a Vontobel representative for more information.

Any projections, forecasts or estimates contained in this commentary are based on a variety of estimates and assumptions. There can be no assurance that the estimates or assumptions made will prove accurate, and actual results may differ materially. The inclusion of projections or forecasts should not be regarded as an indication that Vontobel considers the projections or forecasts to be reliable predictors of future events, and they should not be relied upon as such.

In the event a company described in this commentary is a position in client portfolios, the securities identified and described do not represent all of the securities purchased, sold or recommended. The reader should not assume that an investment in any securities identified was or will be profitable or that investment recommendations or investment decisions we make in the future will be profitable.

For information about how contribution was calculated for any such securities, or to obtain a list showing the contribution of each holding to overall performance, please contact a Vontobel representative.

Vontobel Asset Management

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2013 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

The MSCI Europe Index is a free-float weighted equity index designed to measure the equity market performance of developed markets in Europe.

The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the U. S. Securities and Exchange Commission (the “SEC”) requires to be reflected in the fund’s performance.

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCK	99.20%

	BELGIUM	2.64%
7,198	Anheuser-Busch Inbev Strip VVPR		$640,346

	DENMARK	4.42%
5,251	Novo Nordisk		817,750
8,017	Novozymes A/S Ser B		256,412

			1,074,162

	FRANCE	16.07%
3,981	Air Liquide Ord		491,283
37,256	Bureau Veritas SA		964,164
5,219	Essilor International		554,923
902	Hermes Inteernational SA		290,984
3,727	L’oreal Ord		612,070
3,777	Pernod Ricard Ord		418,549
4,308	Zodiac Aerospace		569,911

			3,901,884

	GERMANY	4.57%
9,525	SAP AG		697,068
15,136	Wirecard AG		411,695

			1,108,763

	GREAT BRITAIN	31.30%
133,736	Barratt Developments*		629,517
27,839	British American tobacco		1,425,341
29,694	Diageo PLC		848,759
39,048	Dominos Pizza Group Plc		398,066
36,806	Fresnillo Plc-W/I		493,566
69,534	HSBC Holdings PLC		721,007
19,644	Persimmon		352,726
2,833	Randgold Resources Ltd		175,953
2,965	Randgold Resources LTD ADR		189,908
38,502	Rolls Royce Holdings PLC		663,826
4,935,049	Rolls Royce Holdings PLC - PRF C*(1)		7,503
21,159	Sabmiller PLC		1,014,164
31,305	Standard Chartered PLC		679,197
106,500	Trans Balkan Investments(1)*		-

			7,599,533

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	IRELAND	4.76%
7,089	Accenture PLC		$510,125
7,487	Paddy Power PLC		645,702

			1,155,827

	ITALY	2.18%
10,491	Luxottica Group SPA		530,038

	LUXEMBOURG	1.47%
20,068	Reinet Investments SCA*		357,892

	NETHERLANDS	7.44%
4,522	Core Laboratories NV		685,807
28,459	Unilever NV Certificates		1,120,024

			1,805,831

	NORWAY	0.57%
6,780	Statoil ASA		139,373

	ROMANIA	0.00%
590,000	Romania Property Fund LT(1)*		-

	RUSSIA	0.00%
1	Joint Stock company Open GDR*		1

	SWEDEN	2.72%
10,145	Indutrade AB		312,638
8,705	Svenska Handelsbanken-A		348,029

			660,667

	SWITZERLAND	16.10%
7,222	DKSH Holding Ltd		593,620
76	Lindt & Spruenglin		285,251
14,459	Nestle SA Cham ET Vevey		947,567
800	Novartis AG-REG		56,786
340	Roche Holding AG-GENUSSCHEIN		84,523
325	SGS SA Reg D		697,583
73,055	UBS AG		1,242,700

			3,908,030

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	UNITED STATES	4.96%
13,904	Philip Morris International		$1,204,365

	TOTAL INVESTMENTS:
	(Cost: $22,195,804)	99.20%	24,086,712
	Other assets, net of liabilities	0.80%	194,775

	NET ASSETS	100.00%	$24,281,487

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceeding the date of the Fund’s related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

(1) - Fair valued pursuant to Valuation Procedures adopted by the Board of Directors. These holdings represent 0.03% of the Fund’s net assets at June 30, 2013.

See Notes to Financial Statements

EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (unaudited)

ASSETS
Investments at fair value (identified cost of $22,195,804) (Note 1)	$24,086,712
Cash	93,805
Foreign currency at fair value (cost of $42,732)	41,307
Receivable for capital stock sold	51
Dividends receivable	42,993
Tax reclaim receivable at fair value (cost of $37,567)	36,892
Prepaid expenses	52,453

TOTAL ASSETS	24,354,213

LIABILITIES
Payable for securities purchased	15,353
Payable for capital stock redeemed	7,882
Unrealized loss on foreign currency spot trades (Note 1)	69
Accrued investment management fees	15,263
Accrued 12b-1 fees	15,257
Accrued administration and transfer agent fees	7,771
Accrued custodian and accounting fees	9,096
Other accrued expenses	2,035

TOTAL LIABILITIES	72,726

NET ASSETS	$24,281,487

Net Assets Consist of :
Paid-in-capital applicable to 1,083,601 $0.01 par value shares of common stock outstanding; 50,000,000 authorized	$31,769,525
Accumulated net investment income (loss)	35,429
Accumulated net realized gain (loss) on investments and foreign currency transactions	(9,412,141)
Net unrealized appreciation (depreciation) of investments and foreign currency	1,888,674

Net Assets	$24,281,487

NET ASSET VALUE PER SHARE
Class A
($23,433,933 / 1,043,005 shares outstanding; 20,000,000 authorized)	$22.47

MAXIMUM OFFERING PRICE PER SHARE ($22.47 X 100/94.25)	$23.84

Class C
($847,554 / 40,596 shares outstanding; 15,000,000 authorized)	$20.88

See Notes to Financial Statements

EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
Six Months ended June 30, 2013 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $29,155)	$433,001
Interest	44

Total investment income	433,045

EXPENSES
Investment management fees (Note 2)	164,595
Rule 12b-1 and servicing fees (Note 2)
Class A	31,819
Class C	4,401
Recordkeeping and administrative services (Note 2)	25,291
Accounting fees	24,442
Custody fees	28,279
Transfer agent fees (Note 2)	38,428
Professional fees	15,576
Filing and registration fees (Note 2)	16,249
Directors fees	5,338
Compliance fees	4,531
Shareholder services and reports (Note 2)	17,932
Other	9,716

Total expenses	386,597
Management fee waivers (Note 2)	(21,186)

Net Expenses	365,411

Net investment income (loss)	67,634

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	1,514,946
Net realized gain (loss) on foreign currency transactions	(31,082)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(971,491)

Net realized gain (loss) on investments and foreign currencies and related transactions	512,373

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$580,007

See Notes to Financial Statements

EUROPEAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	ended
	June 30, 2013	Year ended
	(unaudited)	December 31, 2012

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$67,634	$(87,248)
Net realized gain (loss) on investments and foreign currency transactions	1,483,864	(4,764,300)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(971,491)	8,320,542

Increase (decrease) in net assets from operations	580,007	3,468,994

CAPITAL STOCK TRANSACTIONS (See Note 5)
Shares sold
Class A	167,716	1,108,952
Class C	68,599	58,432
Shares redeemed
Class A	(2,809,153)	(7,607,780)
Class C	(99,694)	(353,006)

Increase (decrease) in net assets from capital stock transactions	(2,672,532)	(6,793,402)

NET ASSETS
Increase (decrease) during period	(2,092,525)	(3,324,408)
Beginning of period	26,374,012	29,698,420

End of period (including accumulated net investment income (loss) of $35,429 and $(1,123), respectively)	$24,281,487	$26,374,012

See Notes to Financial Statements

EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Class A Shares(1)

			Years ended December 31,

	Six Months ended
	June 30, 2013
	(unaudited)		2012		2011	2010		2009	2008

Net asset value, beginning of period	$22.07		$19.54		$27.05	$23.16		$12.49	$25.50

Investment activities
Net investment income (loss)	0.06		(0.06)		(0.33)	(0.40)		(0.30)	(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.34		2.59		(7.18)	4.29		11.02	(11.51)

Total from investment activities	0.40		2.53		(7.51)	3.89		10.72	(11.68)

Distributions
Net realized gain	-		-		-	-		(0.05)	(1.33)

Total distributions	-		-		-	-		(0.05)	(1.33)

Net asset value, end of period	$22.47		$22.07		$19.54	$27.05		$23.16	$12.49

Total Return	1.81%	**	12.95%		(27.76% )	16.80%		85.82%	(45.87% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.91%	*	2.91%		2.75%	2.84%		2.97%	2.56%
Expenses, net	2.75%		2.75%		2.75%	2.84%		2.84%	2.56%
Net investment income (loss)	0.54%	*	(0.28%	)	(1.28% )	(1.64%	)	(1.74% )	(0.77% )
Portfolio turnover rate	40.25%	**	141.77%		56.93%	73.42%		65.53%	147.72%
Net assets, end of period (000’s)	$23,434		$25,509		$28,650	$44,656		$46,605	$23,851

(A)	Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.16% for the six months ended June 30, 2013, 0.16% for the year ended December 31, 2012 and 0.13% for the year ended December 31, 2009.
(B)	Expense ratio - net reflects the effect of the management fee waivers for the years ended December 31, 2012 and December 31, 2009.
(1)	Per share amounts calculated using the average share method.
*	Annualized
**	Not annualized

See Notes to Financial Statements

EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Class C Shares(1)

			Years ended December 31,

	Six Months ended
	June 30, 2013
	(unaudited)		2012		2011	2010		2009		2008

Net asset value, beginning of period	$20.59		$18.37		$25.63	$22.19		$12.05		$24.56

Investment activities
Net investment income (loss)	(0.02)		(0.20)		(0.49)	(0.55)		(0.41)		(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31		2.42		(6.77)	3.99		10.55		(11.08)

Total from investment activities	0.29		2.22		(7.26)	3.44		10.14		(11.37)

Distributions
Net realized gain	-		-		-	-		-		(1.14)

Total distributions	-		-		-	-		-		(1.14)

Net asset value, end of period	$20.88		$20.59		$18.37	$25.63		$22.19		$12.05

Total Return	1.41%	**	12.09%		(28.33% )	15.50%		84.15%		(46.37% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.66%	*	3.66%		3.50%	3.59%		3.72%		3.31%
Expenses, net	3.50%		3.50%		3.50%	3.59%		3.59%		3.31%
Net investment income (loss)	(0.21%	)	(1.03%	)	(2.03% )	(2.39%	)	(2.21%	)	(1.36% )
Portfolio turnover rate	40.25%	**	141.77%		56.93%	73.42%		65.53%		147.72%
Net assets, end of period (000’s)	$848		$865		$1,049	$1,658		$1,432		$688

(1)	Per share amounts calculated using the average share method.
*	Annualized
**	Not annualized

See Notes to Financial Statements

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          The European Equity Fund (the “Fund”) is a series of The World Funds, Inc. (“TWF”), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. TWF has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of TWF. The Fund maintains its financial statements, information and performance history.

          The objective of the Fund is to achieve capital appreciation by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities of issuers located in Europe.

          The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

          The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (unaudited) (continued)

          The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

          When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

          Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks
Belgium	$640,346	$-	$-	$640,346
Denmark	1,074,162	-	-	1,074,162
France	3,901,884	-	-	3,801,884
Germany	1,108,763	-	-	1,108,763
Great Britain	7,920,030	-	7,503	7,927,533
Ireland	1,155,827	-	-	1,155,827
Italy	530,038	-	-	530,038
Netherlands	1,614,914	-	-	1,614,914
Norway	139,373	-	-	139,373
Romania	-	-	-	-
Russia	1	-	-	1
Sweden	660,667	-	-	660,667
Switzerland	4,265,922	-	-	4,265,922
United States	1,204,365	-	-	1,204,365

Total Common Stocks	$24,079,209	$-	$7,503	$24,086,712

          Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

          The following is a reconciliation for assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in
Securities
Balance as of 12/31/12	$4,897
Total realized gain (loss) Level 3 sales	-
Change in Level 3 unrealized appreciation/depreciation	-
Shares received in lieu of cash	2,606
Cost of purchases	-
Proceeds from Level 3 sales	-

Balance as of 6/30/13	$7,503

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (unaudited) (continued)

          The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized with Level 3 as of June 30, 2013:

				Impact to
				Valuation
				From an
	Fair Value	Valuation	Unobservable	Increase in
	June 30, 2013	Methodologies	Input (1)	Input (2)

Common Stock	$7,503	Fair Value Pricing	Third party inputs	Increase

(1) The fair value estimates for the Level 3 securities were determined pursuant to the Valuation Procedures adopted by the Board of Directors. There were various factors considered in reaching this fair value determination, including but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from the market place in which the security is traded, analysis of the company’s performance and market trends that may influence its performance.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

          During the six months ended June 30, 2013, there were no transfers between Level 1 and Level 2.

Security Transactions and Dividends

          Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

          Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (unaudited) (continued)

Accounting Estimates

          In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

          Management has analyzed the Fund’s tax positions for each of the open tax years (2009 to 2011) and expected to be taken in the 2012 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

          GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2013, there were no such reclassifications.

Class Net Asset Values and Expenses

          All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

          The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (unaudited) (continued)

fund “supermarkets”. The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

          The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

          Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC (“CCM”) provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a sub-advisory agreement with Vontobel Asset Management, Inc. (“VAM”). CCM analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision making with respect to the Fund’s investment program. VAM, with CCM’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.55% on the first $50 million in average daily net assets and 0.50% on average daily net assets in excess of $50 million of the investment advisory fees received by CCM. VAM’s fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the six months ended June 30, 2013, CCM earned $164,595 and waived $21,186 in advisory fees. At June 30, 2013, CCM was due $15,263 from the Fund.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (unaudited) (continued)

          CCM contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2013 so that the ratio of total annual operating expenses for the Fund’s Class A Shares was limited to 2.75% and that the ratio of total annual operating expenses for the Fund’s Class C Shares was limited to 3.50%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. The total amount of recoverable reimbursements as of June 30, 2013 was $66,143, and expires as follows:

2015	$44,957
2016	21,186

$66,143

          First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within 360 days of purchase of Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended June 30, 2013, FDCC received $131 in underwriting fees and commissions and $248 in DSC fees relating to the distribution and redemption of certain Fund shares.

          The Fund has adopted a Distribution Plan (the “Plan”) for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the six months ended June 30, 2013, there were $31,819 in Class A 12b-1 expenses incurred.

          The Fund has adopted a Distribution Plan (the “Plan”) for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. For the six months ended June 30, 2013, there were $4,401 in Class C 12b-1 and service fees incurred.

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (unaudited) (continued)

          Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the average daily net assets of the Fund. For the six months ended June 30, 2013, CSS earned $25,291 for its services, of which $3,346 was due at June 30, 2013. Additionally CSS received $1,144 of the $16,249 filing and registration fees for hourly services provided to the Fund.

          Commonwealth Fund Services, Inc. (“CFSI”) provides transfer and dividend disbursing agent services to the Fund. For the six months ended June 30, 2013, CFSI earned $38,428 for its services.

          Certain officers and/or interested directors of the Fund are also officers and/or directors of CCM, FDCC, CSS, and CFSI.

NOTE 3 - INVESTMENTS

          Purchases and sales of securities other than short-term notes aggregated $10,466,792 and $12,673,897 respectively, for the six months ended June 30, 2013.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

          Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. No distributions were paid during the six months ended June 30, 2013 or the year ended December 31, 2012.

          As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Six months ended
June 30, 2013
(unaudited)

Accumulated net investment income (loss)	$35,429
Accumulated net realized gain (loss) on Investments and foreign currency transaction	(9,412,141)
Net unrealized appreciation/depreciation of investments and foreign currency	1,888,674

Total	$(7,488,038)

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (unaudited) (continued)

          As of December 31, 2012, the Fund has a capital loss carryforward of $10,927,087 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $5,263,748 may be carried forward indefinitely and includes $632,985 of short-term capital gain and $4,630,763 of long-term capital gain. The remaining $5,663,339 will expire as follows:

2016	$4,800,648
2017	862,691

$5,663,339

          As of June 30, 2013, cost for federal income tax purpose is $22,195,804 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,802,254
Gross unrealized depreciation	(4,911,346)

Net unrealized appreciation	$1,890,908

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Six months ended		Six months ended
	June 30, 2013		June 30, 2013
	(unaudited)		(unaudited)

	Shares	Value	Shares	Value

Shares sold	7,097	$167,716	3,092	$68,599
Shares reinvested	-	-	-	-
Shares redeemed	(119,848)	(2,809,153)	(4,512)	(99,694)

Net increase (decrease)	(112,751)	$(2,641,437)	(1,420)	$(31,095)

	Class A Shares		Class C Shares
	Year Ended		Year Ended
	December 31, 2012		December 31, 2012

	Shares	Value	Shares	Value

Shares sold	52,377	$1,108,952	2,924	$58,432
Shares reinvested	-	-	-	-
Shares redeemed	(362,444)	(7,607,780)	(18,013)	(353,006)

Net increase (decrease)	(310,067)	$(6,498,828)	(15,089)	$(294,574)

EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (unaudited) (continued)

NOTE 6 - RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

          In January, 2013, the FASB issue ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities". ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management has evaluated and concluded that there is no impact of the ASUs on the financial statements of the Fund for the six month period ended June 30, 2013.

NOTE 7 - SUBSEQUENT EVENTS

          Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
EUROPEAN EQUITY FUND

SUPPLEMENTAL INFORMATION

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EUROPEAN EQUITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or deferred sales charges or redemption fees on certain redemptions made within 360 days of purchase of Class A shares and 2 years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period January 1, 2013 and held for the six months ended June 30, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CLASS A	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 through June 30, 2013
Actual	$1,000	$1,018.12	$13.76
Hypothetical (5% return before expenses)	$1,000	$1,011.25	$13.71

CLASS C	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 through June 30, 2013
Actual	$1,000	$1,014.08	$17.48
Hypothetical (5% return before expenses)	$1,000	$1,007.50	$17.42

* - Expenses are equal to the Fund’s annualized expense ratio of 2.75% for Class A and 3.50% for Class C, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Investment Sub-Adviser:
Vontobel Asset Management, Inc.
1540 Broadway, 38th Floor
New York, New York 10036

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to European Equity Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

Semi-Annual Report to Shareholders

REMS REAL ESTATE INCOME 50/50 FUND

A series of The World Funds, Inc.
A “Series” Investment Company

For the Six Months Ended
June 30, 2013
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2013 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	53.63%

	DIVERSIFIED/OTHER	6.97%
35,500	Digital Realty Trust, Inc.		$2,165,500
84,500	Plum Creek Timber Co., Inc.		3,943,615
60,500	WP Carey Inc.		4,003,285

			10,112,400

	HEALTHCARE	7.96%
225,800	Biomed Realty Trust Inc.		4,567,934
149,000	Healthcare Realty Trust		3,799,500
123,000	Senior Housing Properties Trust		3,189,390

			11,556,824

	HOTEL	3.09%
795,400	Hersha Hospitality Trust		4,486,056

	MORTGAGE REIT	9.97%
118,900	Colony Financial Inc.		2,364,921
421,400	Northstar Realty Financial		3,834,740
650,100	Resource Capital Corp.		3,998,115
355,200	Winthrop Realty Trust		4,273,056

			14,470,832

	MULTI-FAMILY	8.47%
322,000	Campus Crest Communities, Inc.		3,715,880
67,500	Home Properties, Inc.		4,412,475
83,700	Sun Communities, Inc.		4,164,912

			12,293,267

	OFFICE/INDUSTRIAL	6.07%
343,200	Brandywine Realty Trust		4,640,064
267,600	Duke Realty Corp.		4,171,884

			8,811,948

	RETAIL	11.10%
135,300	Agree Realty Corp		3,994,056
198,800	CBL & Associates Properties, Inc.		4,258,296
319,100	Glimcher Realty Trust		3,484,572
282,400	Ramco-Gerhenson Properties Trust		4,385,672

			16,122,596

	TOTAL COMMON STOCKS		77,853,923

	(Cost: $68,633,223)

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	PREFERRED STOCK	45.53%

	CONVERTIBLE PREFERRED	2.16%
28,700	ISTAR Financial Inc., Series J, 4.500%		$1,549,800
26,900	Ramco-Gershenson Properties Trust, Series D, 7.250%		1,582,258

			3,132,058

	DIVERSIFIED/OTHER	3.34%
55,800	Cousins Properties, Inc., Series B, 7.500%		1,403,370
61,400	Digital Realty Trust, Series G, 5.875%		1,381,500
92,200	Vornado Realty Trust, Series L, 5.400%		2,067,124

			4,851,994

	HEALTHCARE	2.52%
58,024	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,450,600
87,700	Sabra Health Care Reit, Inc., Series A, 7.125%		2,209,163

			3,659,763

	HOTEL	4.07%
46,400	Felcor Lodging Trust Inc., Series A, 1.95%		1,141,440
42,600	Felcor Lodging Trust Inc., Series C, 8.000%		1,060,740
23,500	Hersha Hospitality Trust, Series B, 8.000%		600,660
31,800	Hersha Hospitality Trust, Series C, 6.875%		771,786
21,976	LaSalle Hotel Properties, Series G, 7.250%		545,884
78,200	LaSalle Hotel Properties, Series I, 6.375%		1,796,254

			5,916,764

	MORTGAGE REIT	7.71%
63,000	Annaly Capital Management, Series C, 7.625%		1,560,510
40,900	Annaly Capital Management, Series D, 7.500%		1,007,367
47,900	Colony Financial Inc., Series A, 8.500%		1,244,921
48,400	ISTAR Financial Inc, Series D, 8.000%		1,170,312
60,200	ISTAR Financial Inc., Series I, 7.500%		1,398,446
47,200	Northstar Realty Financial, Series A, 8.750%		1,201,240
54,900	Northstar Realty Financial, Series B, 8.250%		1,350,540
92,200	Resource Capital Corp., Series B, 8.250%		2,254,290

			11,187,626

	MULTI-FAMILY	4.88%
31,800	Apartment Investment & Management Co., Series Z, 7.000%		823,620
15,437	BRE Properties, Series D, 6.750%		390,556
53,700	Campus Crest Communities, Inc., Series A, 8.000%		1,415,532
72,100	Equity Lifestyle Properties, Series C, 6.750%		1,859,459
103,300	Sun Communities Inc., Series A, 7.125%		2,596,962

			7,086,129

	INDUSTRIAL	1.33%
44,900	Duke Realty Corp., Series L, 6.600%		1,118,010
33,000	PS Business Parks, Inc., Series T, 6.000%		808,500

			1,926,510

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	OFFICE	4.85%
61,400	Boston Properties, Inc., Series B, 5.250%		1,477,898
24,200	Brandywine Realty Trust, Series E, 6.900%		621,456
44,000	Corporate Office Properties Trust, Series H, 7.500%		1,117,160
30,900	Hudson Pacific Properties, Series B, 8.375%		817,305
57,000	Kilroy Realty Corp., Series H, 6.375%		1,375,410
66,341	SL Green Realty Corp., Series I, 6.500%		1,635,969

			7,045,198

	RETAIL	14.67%
79,423	CBL & Associates Properties, Inc., Series D, 7.375%		2,009,402
19,210	Developers Diversified Realty Corp., Series H, 7.375%		482,171
70,200	Developers Diversified Realty Corp., Series J, 6.500%		1,694,628
65,000	Developers Diversified Realty Corp., Series K, 6.250%		1,541,150
42,000	Entertainment Property Trust, Series F, 6.625%		1,033,200
34,800	Excel Trust Inc., Series B, 8.125%		888,096
76,000	General Growth Properties, Inc., Series A, 6.375%		1,761,680
36,660	Glimcher Realty Trust, Series G, 8.125%		918,699
81,900	Glimcher Realty Trust, Series I, 6.875%		2,018,016
54,100	Kite Realty Group Trust, Series A, 8.250		1,393,075
61,600	National Retail Properties, Series E, 5.700%*		1,476,552
58,400	Regency Centers Corp., Series G, 6.000%		1,419,704
32,100	Saul Centers, Inc., Series C, 6.875%		818,550
37,300	Taubman Centers Inc., Series J, 6.500%		926,159
53,000	Taubman Centers Inc., Series K, 6.250%		1,286,840
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,286,733
13,500	Weingarten Realty Investors, Series F, 6.500%		338,985

			21,293,640

	TOTAL PREFERRED STOCKS		66,099,682

	(Cost: $65,271,134)

	NET INVESTMENTS IN SECURITIES
	(Cost: $133,904,357)	99.16%	143,953,605
	Other assets, net of liabilites	0.84%	1,222,160

	NET ASSETS	100.00%	$145,175,765

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceding the date of the Fund’s related Statement of Assets and Liabilities.)

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (unaudited)

ASSETS
Investments at fair value (identified cost of $133,904,357) (Note 1)	$143,953,605
Receivable for securities sold	438,905
Receivable for capital stock sold	225,563
Dividends and interest receivable	1,350,831
Tax reclaims receivable	15,969
Prepaid expenses	79,868

TOTAL ASSETS	146,064,741

LIABILITIES
Liabilities in excess of bank balance	153,786
Payable for capital stock purchased	29,401
Payable for securities purchased	633,949
Accrued advisory fees	55,407
Accrued 12b-1 fees, Class A	3,054
Accrued custody fees	3,838
Accrued administration, transfer agent and accounting fees	7,464
Other accrued expenses	2,077

TOTAL LIABILITIES	888,976

NET ASSETS	$145,175,765

Net Assets Consist of:
Paid-in-capital applicable to 10,542,907 $0.01 par value shares of common stock outstanding; 50,000,000 shares authorized	$133,149,344
Accumulated net investment income (loss)	9,877
Accumulated net realized gain (loss) on investments	1,967,296
Net unrealized appreciation (depreciation) of investments	10,049,248

Net Assets	$145,175,765

NET ASSET VALUE PER SHARE
Institutional Class Shares
($142,506,238 / 10,347,404 shares outstanding; 15,000,000 authorized)	$13.77

Class A Shares
($2,669,527 / 195,503 shares outstanding; 15,000,000 authorized)	$13.65

MAXIMUM OFFERING PRICE PER SHARE ($13.65 X 100 / 94.25)	$14.48

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF OPERATIONS
June 30, 2013 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $19,604)	$3,981,811
Interest	185

Total investment income	3,981,996

EXPENSES
Investment management fees (Note 2)	336,320
12b-1 fees, Class A (Note 2)	4,508
Recordkeeping and administrative services (Note 2)	55,600
Accounting fees (Note 2)	47,085
Custody fees	8,263
Transfer agent fees (Note 2)	31,052
Professional fees	16,628
Filing and registration fees (Note 2)	11,743
Directors fees	5,355
Compliance fees	4,469
Shareholder servicing and reports	33,812
Interest expense	192
Other	22,193

Total expenses	577,220
Management fee waivers and reimbursed expenses (Note 2)	(34,408)
Fees paid indirectly (Note 6)	(4,118)

Net Expenses	538,694

Net investment income (loss)	3,443,302

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,967,296
Net increase (decrease) in unrealized appreciation (depreciation) of investments	840,729

Net realized and unrealized gain (loss) on investments	2,808,025

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,251,327

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended
	June 30, 2013		Year ended
	(unaudited)		December 31, 2012

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$3,443,302		$3,580,603
Net realized gain (loss) on investments	1,967,296		960,447
Net increase (decrease) in unrealized appreciation (depreciation) of investments	840,729		9,435,680

Increase (decrease) in net assets from operations	6,251,327		13,976,730

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(3,371,812)		(3,497,646)
Class A	(61,613)		(82,957)
Net realized gain
Institutional Class	-		(857,029)
Class A	-		(16,443)
Return of capital
Institutional Class	-		(911,934)
Class A	-		(25,077)

Decrease in net assets from distributions	(3,433,425)		(5,391,086)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	53,110,892		80,886,621
Class A	484,516		44,312
Distributions reinvested
Institutional Class	1,226,511		1,265,526
Class A	58,056		116,759
Shares redeemed
Institutional Class	(31,857,009	)(1)	(21,989,268	)(1)
Class A	(192,486)		(207,574)

Increase (decrease) in net assets from capital stock transactions	22,830,480		60,116,376

NET ASSETS
Increase (decrease) during period	25,648,382		68,702,020
Beginning of period	119,527,383		50,825,363

End of period (including accumulated net investment income (loss) of $9,877 and $ - , respectively)	$145,175,765		$119,527,383

(1) Reflects redemption fees of $4,916 and $88, respectively

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class(C)(E)

					September 1, 2010
	Six Months ended				through
	June 30, 2013		Year ended	Year ended	December 31,		Years ended August 31,
	(unaudited)		December 31, 2012	December 31, 2011	2010***		2010	2009	2008

Net asset value, beginning of period	$13.34		$11.86	$12.68	$12.50		$12.41	$16.72	$19.33

Investment activities
Net investment income (loss)	0.36		0.54	0.62	0.01		0.20	0.30	0.19
Net realized and unrealized gain (loss) on investments	0.42		1.73	(0.92)	1.90		0.28	(3.50)	(1.54)

Total from investment activities	0.78		2.27	(0.30)	1.91		0.48	(3.20)	(1.35)

Distributions
Net investment income	(0.35)		(0.53)	(0.38)	(0.23)		(0.39)	(0.11)	(0.23)
Net realized gain	-		(0.10)	(0.02)	(1.50)		-	(1.00)	(1.03)
Return of capital	-		(0.16)	(0.12)	-		-	-	-

Total distributions	(0.35)		(0.79)	(0.52)	(1.73)		(0.39)	(1.11)	(1.26)

Net asset value, end of period	$13.77		$13.34	$11.86	$12.68		$12.50	$12.41	$16.72

Total Return	5.80%	**	19.49%	(2.22% )	15.22%		3.66%	(18.27% )	(7.57%	)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross (A)	0.84%	*	0.96%	1.30%	2.24%	(D)*	1.51%	1.40%	1.17%
Expenses, net of fees paid indirectly/ before waiver or recovery	0.83%	*	0.96%	1.20%	2.24%	(D)*	1.51%	1.40%	1.17%
Expenses, net of fees paid indirectly and waiver or recovery	0.78%		0.81%	0.81%	1.89%		0.99%	0.99%	1.18%	(B)
Net investment income (loss)	5.03%	*	4.20%	5.19%	0.18%	*	1.54%	2.47%	1.05%
Portfolio turnover rate	23.92%	**	24.88%	14.52%	3.89%		14.03%	16.90%	14.12%
Net assets, end of period (000’s)	$142,506		$117,268	$48,771	$4,216		$30,029	$28,401	$80,445

(1)	Per share amounts calculated using the average share method.
*	Annualized
**	Not annualized
***	Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B)	Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31, 2008.
(C)	The Board of Directors of The World Funds, Inc. approved the re-designation of Institutional Shares of the Fund as Investor Shares effective August 21, 2008.
(D)	Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.
(E)	The Board of Directors of the World Funds, Inc. approved the change in name of the “Investor” share class to the “Institutional” share class effective January 1, 2011.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A(1)

	Six Months ended
	30-Jun-13		Year ended	Year ended	September 1, 2010 to		Years ended August 31,
	(unaudited)		December 31, 2012	December 31, 2011	December 31, 2010**		2010	2009	2008

Net asset value, beginning of period	$13.22		$11.76	$12.59	$12.41		$12.32	$16.69	$19.22

Investment activities
Net investment income (loss)	0.33		0.49	0.59	(0.01)		0.16	0.26	0.12
Net realized and unrealized gain (loss) on investments	0.42		1.70	(0.94)	1.90		0.28	(3.53)	(1.50)

Total from investment activities	0.75		2.19	(0.35)	1.89		0.44	(3.27)	(1.38)

Distributions
Net investment income	(0.32)		(0.49)	(0.35)	(0.21)		(0.35)	(0.10)	(0.12)
Net realized gain	-		(0.10)	(0.02)	(1.50)		-	(1.00)	(1.03)
Return of capital	-		(0.14)	(0.11)	-		-	-	-

Total distributions	(0.32)		(0.73)	(0.48)	(1.71)		(0.35)	(1.10)	(1.15)

Net asset value, end of period	$13.65		$13.22	$11.76	$12.59		$12.41	$12.32	$16.69

Total Return	5.65%	***	18.98%	(2.68% )	15.23%		3.36%	(18.71% )	(7.73%	)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.19%	*	1.31%	1.65%	2.59%	(C)*	1.86%	1.75%	1.52%
Expenses, net of fees paid indirectly/ before waiver or recovery	1.18%	*	1.31%	1.55%	2.59%	(C)*	1.86%	1.75%	1.52%
Expenses, net of fees paid indirectly and waiver or recovery	1.13%		1.16%	1.16%	2.24%	(C)*	1.34%	1.34%	1.53%	(B)
Net investment income	4.68%	*	3.85%	4.84%	(0.15%	)*	1.19%	2.27%	0.69%
Portfolio turnover rate	23.92%	***	24.88%	14.52%	3.89%		14.03%	16.90%	14.12%
Net assets, end of period (000’s)	$2,670		$2,259	$2,054	$2,494		$2,191	$2,348	$3,183

*	Annualized
***	Not annualized
**	Effective December 31, 2010, the Fund chaged its year end from August 31 to December 31.
(1)	Per share amounts calculated using the average share method.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B)	Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31, 2008.
(C)	Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2013 (unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Income 50/50 Fund (the “Fund”) is a series of The World Funds, Inc. (“TWF”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class: 15,000,000; Institutional Class: 10,000,000; Class A: 15,000,000; Class C: 10,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares.

Effective December 31, 2010, the Board of Directors of the World Funds, Inc. (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment adviser to the Fund, subject to shareholder approval. Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Class shares were re-named Institutional shares. On April 4, 2011, shareholders approved the appointment of REMS as advisor to the Fund. The Fund currently offers the Institutional Class and A Class of shares to new investors.

On April 4, 2011, the shareholders of the Fund approved a change in the Fund’s investment objective and policies. The primary objective of the Fund is to seek to achieve high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities. The Fund will pursue its income strategy through a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. TWF’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the TWF’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total
Common Stocks	$77,853,923	$-	$-	$77,853,923
Preferred Stocks	66,099,682	-	-	66,099,6832

	$143,953,605	$-	$-	$143,953,605

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the six months ended June 30, 2013. During the six months ended June 30, 2013, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2009-2011) or expected to be taken in the Fund’s 2012 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2013, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distribution for which actual information has not been reported.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group, LLC (“REMS”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund. For the six months ended June 30, 2013, REMS earned $336,320 and waived $34,408 in investment management fees.

REMS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.80% of daily average net assets for the Institutional Class and 1.15% of daily average net assets for Class A.

Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).

REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2013 was $262,625 and expires as follows:

2014	$102,281
2015	125,936
2016	34,408

$262,625

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. CSS earned $55,600 in administrative fees for the six months ended June 30, 2013. Additionally, of the $11,743 of filing and registration fees expense incurred for the six months ended June 30, 2013, CSS received $581 for hourly services provided to the Fund.

The Fund has adopted a Distribution Plan (the “Plan”) for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the six months ended June 30, 2013, there were $4,508 in Class A 12b-1 expenses incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended six months ended June 30, 2013, FDCC received $3,656 in underwriting fees.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned for its services, $31,052 for the six months ended June 30, 2013.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For its services, CFA earned $47,085 for the six months ended June 30, 2013.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2013, aggregated $55,361,269 and $31,410,707, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively, was as follows:

	Six months ended	Year ended
	June 30, 2013	December 31, 2011

Distributions paid from
Ordinary income	$3,433,425	$3,692,255
Accumulated net realized gain on investments	-	761,820
Return of capital	-	937,011

Total distributions	$3,433,425	$5,391,086

As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$9,877
Accumulated net realized gain (loss) on investments	1,967,296
Net unrealized appreciation (depreciation) of investments	10,049,248

$12,026,421

As off June 30, 2013, the cost for Federal income tax purpose was $133,904,357.

Net unrealized appreciation consists of:
Gross unrealized appreciation	$12,338,767
Gross unrealized depreciation	(2,289,519)

Net unrealized appreciation	$10,049,248

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Institutional Class		Class A
	Six months ended June 30, 2013 (unaudited)		Six months ended June 30, 2013 (unaudited)
	Shares	Value	Shares	Value
Shares sold	3,788,783	$53,110,892	34,197	$484,516
Shares reinvested	88,038	1,226,511	4,192	58,056
Shares redeemed	(2,323,186)	(31,857,009)	(13,768)	(192,486)

Net increase (decrease)	1,553,635	$22,480,394	24,621	$350,086

	Institutional Class		Class A
	Year ended		Year ended
	December 31, 2012		December 31, 2012

	Shares	Value	Shares	Value
Shares sold	6,326,725	$80,886,621	3,393	$44,312
Shares reinvested	97,169	1,265,526	9,100	116,759
Shares redeemed	(1,741,210)	(21,989,268)	(16,218)	(207,574)

Net increase (decrease)	4,682,684	$60,162,879	(3,725)	$(46,503)

NOTE 6 - COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with Capital Institutional Services, Inc. (“CAPIS”), a brokerage services provider, whereby a portion of the commissions from each portfolio transaction would be used for the benefit of the Fund and in no event would be used to pay any expenses properly chargeable to the Fund’s Advisor or any other person or entity. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. The agreement with CAPIS was entered into on May 13, 2011. CAPIS transferred $4,118 to the Fund’s administrator to offset operating expenses for the six months ended June 30, 2013.

NOTE 7 - RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing). At June 30, 2013, the Fund had no outstanding borrowings on this leverage agreement with ConvergEx Group.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The average borrowings for the six months ended June 30, 2013 were $59,559. The interest rate charged for these borrowings, Fed Fund open rate plus 50 basis points, was 0.58% at June 30, 2013 (average rate for year was 0.66%) and the Fund incurred interest expense of $34 for the year ended June 30, 2013.

NOTE 8 - RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In January, 2013, the FASB issue ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities". ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management has evaluated and concluded that there is no impact of the ASUs on the financial statements of the Fund for the six month period ended June 30, 2013.

NOTE 9 - SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REMS REAL ESTATE INCOME 50/50 FUND

FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2013 and held for the period ended June 30, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

INSTITUTIONAL CLASS	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 through June 30, 2013
Actual	$1,000	$1,058.00	$3.98
Hypothetical (5% return before expenses)	$1,000	$1,021.10	$3.91

CLASS A	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 through June 30, 2013
Actual	$1,000	$1,056.50	$5.76
Hypothetical (5% return before expenses)	$1,000	$1,019.35	$5.66

* Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Institutional Class and 1.13% for Class A, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:
For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 527-9525 Toll Free. Fund information is also available online at www.theworldfunds.com

Semi-Annual Report to Shareholders

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

A series of The World Funds, Inc.
A “Series” Investment Company

For the Six Months Ended
June 30, 2013 (unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2013 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Asssets	Value

	LONG POSITIONS
	COMMON STOCKS	82.34%

	DIVERSIFIED/OTHER	23.69%
831,200	Cousins Property		$8,395,120
437,900	Forest City Enterprise, Inc. , Class A*		7,842,789
186,400	Forestar Group, Inc.*		3,739,184
737,700	I Star Financial Inc.		8,328,633
384,400	Kennedy Wilson Holdings Inc.**		6,396,416
149,900	Plum Creek Timber Co.		6,995,833
170,400	Reaolgy Holdings Corp.*		8,186,016
101,700	Vornado Realty Trust		8,425,845
97,200	WP Carey, Inc.		6,431,724

			64,741,560

	HEALTHCARE	3.48%
144,800	Alexandria Real Estate Equities, Inc.**		9,516,256

	HOTEL	6.10%
1,483,600	Hersha Hospitality Trust		8,367,504
205,800	Hyatt Hotels Corp.*		8,306,088

			16,673,592

	MORTGAGE REIT	10.27%
253,200	Colony Financial Inc.		5,036,148
938,200	Northstar Realty Finance Corp.		8,537,620
1,305,700	Resource Capital Corp.		8,030,055
538,260	Winthrop Realty Trust		6,475,268

			28,079,091

	MULTI-FAMILY	12.55%
281,600	Apartment Investment & Management Co. “A”		8,459,264
68,000	Camden Property Trust		4,701,520
606,300	Campus Crest Communities, Inic.		6,996,702
296,800	Colonial Properties Trust**		7,158,816
140,590	Sun Communities, Inc.**		6,995,758

			34,312,060

	OFFICE/INDUSTRIAL	12.28%
637,000	Brandwine Realty Trust		8,612,240
549,400	Duke Realty Corp.		8,565,146
487,127	Parkway Properties, Inc.		8,164,249
217,700	Prologis Trust		8,211,644

			33,553,279

	RETAIL	13.97%
490,000	Developers Diversified Realty Corp.		8,158,500
394,100	General Growth Properties, Inc.		7,830,767
715,100	Glimcher Realty Trust		7,808,892
1,187,719	Kite Realty Group Trust		7,161,946
465,200	Ramco-Gershenson Properties Trust **		7,224,556

			38,184,661

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Asssets	Value

	PREFERRED STOCKS	8.44%

	NON-CONVERTIBLE PREFERRED	6.74%
194,577	Felcor Lodging Trust Inc., Series C, 8.000%		$4,844,967
251,537	ISTAR Financial Inc, Series I, 7.500%**		5,843,204
215,900	Northstar Realty Financial, Series B, 8.250%		5,311,140
99,500	Resource Capital Corp., Series B, 8.250%		2,432,775

			18,432,086

	CONVERTIBLE PREFERRED	1.70%
26,800	ISTAR Financial Inc, Series J, 4.500%		1,447,200
54,500	Ramco-Gerhenson Properties Trust, Series D, 7.250%		3,205,690

			4,652,890

	TOTAL PREFERRED STOCKS		23,084,976

	(Cost: $18,293,153)

	TOTAL LONG POSITIONS		248,145,475

	(Cost: $211,712,329)

	MONEY MARKET
25,934,537	Money Market Fiduciary, 0.00274%	9.49%	25,934,537

	(Cost: $25,934,537)

	NET INVESTMENTS IN SECURITIES
	(Cost: $237,646,866)	100.27%	274,080,012
	Liabilities in excess of other assets	-0.27%	(737,269)

	TOTAL INVESTMENTS	100.00%	$273,342,743

	SECURITIES SOLD SHORT	-2.00%
	DIVERSIFIED/OTHER	-2.00%
(82,200)	Ishares DJ US R.E.		$(5,457,258)

	TOTAL SECURITIES SOLD SHORT		$(5,457,258)

	(Proceeds: ($5,811,539))

* Non-income producing (security is considered non-income producing if at least one dividend been paid during the last year preceding the date of the Fund’s related balance sheet.)
** All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $17,332,535.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS ANDLIABILITIES
June 30, 2013 (unaudited)

ASSETS
Investments at fair value (identified cost of $237,646,866) (Note 1)	$274,080,012
Deposits with brokers for securities sold short	98,866
Cash	151,191
Receivable from broker variation margin	4,591,900
Receivable for securities sold	85,076
Dividends and interest receivable	1,203,614
Receivable for capital stock sold	1,729,624
Prepaid expenses	161,214

TOTAL ASSETS	282,101,497

LIABILITIES
Securities sold short at fair value (identified proceeds $5,811,539) (Notes 1 and 9)	5,457,258
Payable for securities purchased	3,015,797
Payable for capital stock redeemed	32,776
Accrued interest payable	360
Accrued investment management fees	217,445
Accrued 12b-1 fees	4,645
Accrued administration, transfer agency and accounting fees	18,838
Accrued custodian fees	5,738
Other accrued expenses	5,897

TOTAL LIABILITIES	8,758,754

NET ASSETS	$273,342,743

Net Assets Consist of:

Paid-in-capital applicable to 17,435,570 $0.01 par value shares of beneficial interest	$232,701,137
Accumulated net investment income (loss)	14,250
Accumulated net realized gain (loss) on investments	3,839,929
Accumulated net unrealized appreciation (depreciation) on investments	36,787,427

Net Assets	$273,342,743

NET ASSET VALUE PER SHARE
Class I
($254,759,958/16,241,196 shares outstanding; 25,000,000 authorized)	$15.69

Class P
($18,582,785/1,194,374 shares outstanding; 25,000,000 authorized)	$15.56

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Six Months ended June 30, 2013 (unaudited)

INVESTMENT INCOME
Dividends	$4,256,220
Interest	1,194
Tax reclaim income	-

Total investment income	4,257,414

EXPENSES
Investment management fees (Note 2)	1,105,883
12b-1 fees, Class P (Note 2)	13,849
Recordkeeping and administrative services (Note 2)	98,354
Accounting fees (Note 2)	92,289
Custodian fees	9,810
Transfer agent fees (Note 2)	55,805
Professional fees	16,840
Filing and registration fees (Note 2)	28,546
Directors fees	5,354
Compliance fees	4,450
Shareholder servicing and reports	74,180
Dividend expense	141,819
Interest expense (Note 7)	131,721
Other	27,731

Total expenses	1,806,631
Fees paid indirectly (Note 6)	(10,334)

Net expenses	1,796,297

Net investment income (loss)	2,461,117

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND SECURITIES SOLD SHORT

Net realized gain (loss) on investments	7,638,190
Net increase (decrease) in unrealized appreciation (depreciation) of	6,760,924

Net realized and unrealized gain (loss) on investments	14,399,114

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$16,860,231

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended	Year ended
	June 30, 2013	December 31,
	(unaudited)	2012

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,461,117	$1,061,566
Net reallized gain (loss) on investments, securiites sold short, and foreign currencies	7,638,190	11,205,542
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foregin currencies	6,760,924	27,843,752

Increase (decrease) in net assets from operations	16,860,231	40,110,860

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(2,328,637)	(1,046,096)
Class P	(118,230)	(15,470)
Return of capital
Class I	-	(3,853,566)
Class P	-	(101,717)

Decrease in net assets from distributions	(2,446,867)	(5,016,849)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class I	126,592,297	60,948,624
Class P	17,615,103	2,226,073
Distributions reinvested
Class I	931,594	1,512,074
Class P	90,589	97,192
Shares redemmed
Class I	(40,607,603)	(94,903,981)
Class P	(3,412,749)	(2,465,987)

Increase (decrease) in net assets from capital stock transactions	101,209,231	(32,586,005)

NET ASSETS
Increase (decrease) during period	115,622,595	2,508,006
Beginning of period	157,720,148	155,212,142

End of period	$273,342,743	$157,720,148

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
Six Months ended June 30, 2013 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$16,860,231
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(115,764,381)
Purchase of short term securities	(104,119,041)
Proceeds from disposition of investment securities	24,264,345
Proceeds from disposition of short term securities	91,029,352
Decrease (increase) in deposits with brokers for securities sold short	(98,866)
Decrease (increase) in receivables for securities sold	287,925
Decrease (increase) in receivable from broker	2,570,836
Decrease (increase) in dividends and interest receivable	(428,007)
Decrease (increase) in prepaid assets	(92,268)
Increase (decrease) in payable for securities purchased	2,211,459
Increase (decrease) in interest payable	152
Increase (decrease) in accrued manangement fees	87,405
Increase (decrease) in other accrued expenese	12,395
Unrealized appreciation on investments	(6,760,924)
Net realized loss from investments and and securities sold short	(7,638,190)

Net cash provided by operating activities	(97,577,577)

Cash flows from financing activities:
Proceeds from shares sold	144,007,756
Payments on shares redeemed	(45,277,867)
Cash distributions paid	(1,424,684)

Net cash used in financing activities	97,305,205

Net increase (decrease) in cash	(272,372)

Cash:
Beginning balance	423,563

Ending balance	$151,191

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$1,022,183

See Notes to Financial Statements

REMS REAL ESTATE VALUE- OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class I Shares(1)

	Six Months ended June 30, 2013		Year Ended December 31,

	(unaudited)		2012	2011		2010		2009		2008

Net asset value, beginning of period	$14.24		$11.38	$12.00		$9.30		$7.00		$10.96
Investment activities
Net investment income	0.17		0.09	0.17		0.19		0.31		0.29
Net realized and unrealized gain on investments	1.44		3.21	(0.47)		2.83		2.45		(3.70)

Total from investment activities	1.61		3.30	(0.30)		3.02		2.76		(3.41)

Distributions
Net investment income	(0.16)		(0.09)	(0.16)		(0.19)		(0.29)		(0.26)
Return of capital	-		(0.35)	(0.16)		(0.13)		(0.17)		(0.29)

Total distributions	(0.16)		(0.44)	(0.32)		(0.32)		(0.46)		(0.55)

Net asset value, end of period	$15.69		$14.24	$11.38		$12.00		$9.30		$7.00

Total Return	11.34%	***	29.29%	(2.38%	)	32.98%		42.66%		(32.22%	)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.64%	**	1.74%	1.50%		1.72%		1.96%		1.80%
Expenses, net of fees paid indirectly/before waiver or recovery	1.62%	**	1.70%	1.39%		1.66%		1.86%		1.70%
Expenses, net of fees paid indirectly and waiver or recovery	1.62%	**	1.70%	1.52%	(C)	1.53%	(B)	1.59%	(B)	1.60%	(B)
Net investment income	2.23%	**	0.69%	1.41%		1.86%		4.37%		2.86%
Portfolio turnover rate	19.82%	***	43.19%	107.47%		99.36%		139.01%		145.98%
Net assets, end of period (000’s)	$254,760		$153,557	$151,747		$93,200		$45,194		$44,845

**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B)
Expense ratio reflects the effect of fee waivers and reimbursements. Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2010, 0.27% for the year ended December 31, 2009 and 0.10 for the year ended December 31, 2008.

(C)
Expense ratio reflects the effect of recovery of previously waived fees and reimbursements made in previous periods. Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.13% for the year ended December 31, 2011.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class P Shares(1)

	Six Months ended							Period December 23,
	June 30, 2013		Year ended December 31,					2009 to

	(unaudited)		2012	2011		2010		December 31, 2009(2)

Net asset value, beginning of period	$14.13		$11.29	$11.91		$9.22		$9.34
Investment activities
Net investment income	0.15		0.06	0.14		0.21		0.04
Net realized and unrealized gain on investments	1.42		3.18	(0.47)		2.77		(0.08)

Total from investment activities	1.57		3.24	(0.33)		2.98		(0.04)

Distributions
Net investment income	(0.14)		(0.05)	(0.15)		(0.16)		(0.04)
Return of capital	-		(0.35)	(0.14)		(0.13)		(0.04)

Total distributions	(0.14)		(0.40)	(0.29)		(0.29)		(0.08)

Net asset value, end of period	$15.56		$14.13	$11.29		$11.91		$9.22

Total Return	11.14%	***	28.98%	(2.68%	)	32.87%		(0.39%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross(A)	1.89%	**	1.99%	1.75%		1.97%		2.15%	**
Expenses, net of fees paid indirectly/before waiver or recovery	1.87%	**	1.95%	1.64%		1.91%		2.05%	**
Expenses, net of fees paid indirectly and waiver or recovery	1.87%	**	1.95%	1.77%	(C)	1.78%	(B)	1.84%	(B)
Net investment income	1.98%	**	0.44%	1.16%		2.00%		4.12%	**
Portfolio turnover rate	19.82%	***	43.19%	107.47%		99.36%		139.01%
Net assets, end of period (000’s)	$18,583		$4,163	$3,465		$3,825		$2

**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average share method.
(2)	Commencement of operations for Class P shares was December 23, 2009.
(A)	Gross expense ratio reflects the effect of interest and dividend expense which are excluded from the Fund’s expense limitation agreement.
(B)
Expense ratio reflects the effect of fee waivers and reimbursements. Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2010 and 0.27% for the period ended December 31, 2009.

(C)
Expense ratio reflects the effect of recovery of previously waived fees and reimbursements made in previous periods. Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.13% for the year ended December 31, 2011.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2013 (unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The REMS Real Estate Value-Opportunity Fund (the “Fund”), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28, 2004, is a series of The World Funds, Inc. (“TWF”); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the “Plan”). TWF has allocated to the Fund 50,000,000 (Class I: 25,000,000, Class P: 25,000,000) shares of its 1,500,000,000 shares of $.01 par value common stock. The Fund maintains its financial statements, information and performance history in accordance with the Plan.

     The investment objective of the Fund is to achieve long-term growth of capital and current income. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”).

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

     The Fund’s securities are valued at fair value. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the NAV is determined as of such times.

     The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

     Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3
	Quoted	Other	Significant
	Prices	Significant	Unobservable	Total
		Observable	Inputs
		Inputs
Common Stocks/Preferred Stocks	$248,145,475	$-	$-	$248,145,475
Money Market	25,934,537	-	-	25,934,537

	$274,080,012	$-	$-	$274,080,012

Securities sold short	$(5,457,258)	$-	$-	$(5,457,258)

     Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

     There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

Security Transactions and Income

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

     Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where credit risk with respect to the prime broker.

Accounting Estimates

     In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     Management has reviewed the Fund’s tax positions for each of the open tax years (2009-2011) and expected to be taken in the 2012 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

     GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2013, there were no such reclassifications.

Class Net Asset Values and Expenses

     All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

     The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

     A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2013, the value of securities sold short amounted to $5,457,258 against which collateral of $17,431,401, comprised of segregated securities was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive or limit its fees and to assume other operating expenses, so that the ratio of total operating expenses for the Fund’s shares is limited to 1.50% for Class I shares and 1.75% for Class P shares. Fund operating expenses do not include dividends, interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). For the six months ended June 30, 2013, the Advisor earned $1,105,883 in investment management fees.

     REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund. For the six months ended June 30, 2013, REMS waived no advisory fees.

     First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2013, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

     The Fund has adopted a Distribution Plan (the “Plan”) for Class P Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares. For the six months ended June 30, 2013, there were $13,849 in Class P 12b-1 expenses incurred.

     Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing registration services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. For the six months ended June 30, 2013, CSS earned $98,354 for its services, of which $8,853 was due from the Fund. Additionally, CSS received $1,275 of the $28,546 of filing and registration fees expense incurred for hourly services provided to the Fund.

     Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. For the six months ended June 30, 2013, CFSI earned $55,805 for its services, of which $2,882 was due from the Fund.

     Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For the six months ended June 30, 2013, CFA earned $92,289 for its services, of which $7,102 was due from the Fund.

     Certain officers and/or an interested director of the Fund are also officers, principals and/or a director of CFA, CSS, FDCC and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2013, aggregated $128,712,389 and $39,501,870, respectively. These amounts do not include purchases of $12,941,495 to cover short sales and proceeds of $15,237,525 from sales of short securities.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

     The tax character of distributions paid during the six months ended June 30, 2013 and the year ended December 31, 2012 was as follows

	Six months ended
	June 30, 2013	Year ended
	(unaudited)	December 31, 2012
Distributions paid from
Ordinary Income	$2,446,867	$1,061,566
Return of capital	-	3,955,283

Total	$2,446,867	$5,016,849

     As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$14,250
Accumulated net realized gain (loss)	3,839,929
Net unrealized appreciation (depreciation) on investments	36,787,427

$40,641,606

     As of June 30, 2013, the cost for Federal income tax purpose was $205,900,790.

     Net unrealized appreciation consists of:

Gross unrealized appreciation	$40,311,301
Gross unrealized depreciation	(3,523,874)

Net unrealized appreciation	$36,787,427

NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:

	Class I Shares
	Six months ended		Class I Shares
	June 30, 2013		Year ended
	(unaudited)		December 31, 2012

	Shares	Value	Shares	Value

Shares sold	8,016,395	$126,592,297	4,624,226	$60,948,624
Shares reinvested	59,289	931,594	112,591	1,512,074
Shares redeemed	(2,616,437)	(40,607,603)	(7,284,360)	(94,903,981)

Net Increase (decrease)	5,459,247	$86,916,288	(2,547,543)	$(32,443,283)

	Class P Shares
	Six months ended		Class P Shares
	June 30, 2013		Year ended
	(unaudited)		December 31, 2012

	Shares	Value	Shares	Value

Shares sold	1,110,384	$17,615,103	165,594	$2,226,073
Shares reinvested	5,828	90,589	7,282	97,192
Shares redeemed	(216,543)	(3,412,749)	(185,058)	(2,465,987)

Net Increase (decrease)	899,669	$14,292,943	(12,182)	$(142,722)

NOTE 6 - COMMISSION RECAPTURE AGREEMENT

     The Fund entered into agreements with J. P. Morgan Clearing Corp. (“JPM”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. JPM and CAPIS transferred $10,334 to the Fund’s administrator to offset operating expenses during the six months ended June 30, 2013.

NOTE 7 - RISKS AND CONCENTRATIONS

     The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities. The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time. However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

     Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

     The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

     To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

     The average borrowings for the six months ended June 30, 2013 were $1,463,328. The interest rate charged for these borrowings, Fed Fund open rate plus 50 basis points, was 0.58% at June 30, 2013 (average rate for year was 0.65%) and the Fund incurred interest expense of $4,615 for the six months ended June 30, 2013.

NOTE 8 - RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In January, 2013, the FASB issue ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities". ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management has evaluated and concluded that there is no impact of the ASUs on the financial statements of the Fund for the six month period ended June 30, 2013.

NOTE 9 - SUBSEQUENT EVENTS

     Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

 The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2013 and held for the six months ended June 30, 2013.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Class I Shares	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period* January 1, 2013 through June 30, 2013
Actual	$1,000	$1,113.40	$8.49
Hypothetical (5% return before expenses)	$1,000	$1,016.90	$8.10

Class P Shares	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During the Period* January 1, 2013 through June 30, 2013
Actual	$1,000	$1,111.40	$9.79
Hypothetical (5% return before expenses)	$1,000	$1,015.65	$9.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.62% for Class I and 1.87% for Class P, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:
For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 527-9525 Toll Free. Fund information is also available online at www.theworldfunds.com

ITEM 2.             CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.             AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.             SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 9.             PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11.            CONTROLS AND PROCEDURES.

     (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act”) (17 CFR

270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The World Funds, Inc.
By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: September 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: September 9, 2013

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: September 9, 2013
* Print the name and title of each signing officer under his or her signature